RELATED PARTIES - Schedule of Compensation to Directors and Executive Officers (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Compensation To Directors And Executive Officers Abstract
Short-term employee benefits	$ 521,801	$ 684,902	$ 449,068
Share-based compensation	3,154,000	136,800	0